Investment in Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Schedule of Activity in Investment

The following table summarizes the activity in the investment during the year ended December 31, 2025:

	Shares	Amount
Initial recognition at fair value (September 30, 2025)	1,500	$1,500,000
Proceeds from redemption	(43)	(50,000)
Impairment charges	-	-
Observable price adjustments	-	-
Balance, December 31, 2025	1,457	$1,450,000